Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule Of Inventory

	December 31,
	2011	2012

Raw materials	$14,418	21,360
Work in progress	1,723	4,441
Finished products	77,324	39,753

	$93,465	65,554